Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion of Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share		959,555,911	834,357,412
Related to Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	209,409,699	113,142,382	85,255,920
Related to Founders’ Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share		256,752,927	380,772,174